Summary of Significant Accounting Policies (Details 1)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Summary of Significant Accounting Policies [Abstract]
Consumer Price Index	100.8	100.2	100.4
Change in percentages of consumer price index	(0.05%)	(0.19%)	(0.47%)
Exchange rate of Euro	1.10	1.14	1.20
Change in percentages of Euro	(3.5)	(5)	14.28
Exchange rate of NIS	0.29	0.27	0.29
Change in percentages of NIS	7.40%	(6.89%)	11.53%